RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 79,090		$ 69,018		$ 10,182
Revenues	13,590,125	$ 1,749,568	10,008,418	$ 7,614,027
Related Party
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	79,090		69,018
Officer | Payables to clients
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	26,662		31,545
Officer | Directors and officers and their spouses | Brokerage Services and Margin Loans
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues	$ 88		$ 88	$ 624